Oct. 31, 2025
NYLIM WMC Growth Fund
Risk Table - NYLIM WMC Growth Fund	Risk [Text Block]
Principal Risks	Principal Risks
Technology Stock Risk

Technology Stock Risk: The technology sector has been among the most volatile sectors of the stock market. Because the Fund may have a significant portion of its assets invested in the technology sector, including semiconductor and software companies, its performance may be significantly affected by developments in that sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. Technology companies also may be heavily dependent on intellectual property rights and adversely affected by the loss or impairment of those rights and may face increased government scrutiny and regulatory action. Semiconductor companies are subject to the additional risks of a highly cyclical industry and significant dependence on third-party suppliers and specialized materials, while software companies face particularly intense competitive pressures and rely heavily on patent protections.